Quarterly portfolio holdings
John Hancock
Municipal Opportunities Fund
Fixed income
August 31, 2025
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Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.0%				$1,298,585,732
(Cost $1,301,181,910)
Alabama 3.1%				40,849,292
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	5,500,000	5,507,838
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	4,250,000	4,347,458
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,061,297
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	505,639
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	2,215,000	2,215,073
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	4,125,000	4,428,508
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	4,550,000	4,349,338
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (B)	4.718	05-01-53	2,000,000	2,036,524
Southeast Energy Authority, a Cooperative District Series A	5.000	01-01-56	1,500,000	1,540,672
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	2,180,000	2,283,773
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	3,000,000	3,195,178
Southeast Energy Authority, a Cooperative District Series C	5.000	10-01-55	4,935,000	5,261,680
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	3,800,000	4,116,314
Alaska 0.3%				4,275,098
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,000,724
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,350,000	1,354,900
State of Alaska Series A, GO	5.000	08-01-35	810,000	919,474
Arizona 2.1%				27,695,332
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	4.430	07-01-33	850,000	842,773
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.000	07-01-43	750,000	695,401
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	971,546
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	384,128
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,534,796
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,242,455
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,085,065
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	2,837,443
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-31	250,000	247,571
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.500	09-01-32	960,000	980,080
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.750	09-01-45	975,000	945,699
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	499,669
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	$583,705
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-39	2,365,000	2,450,622
Maricopa County Industrial Development Authority Legacy Cares Project (A)	2.100	07-01-26	275,000	269,419
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	3,640,000	3,525,895
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	981,367
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,677,416
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-34	500,000	513,343
Sierra Vista Industrial Development Authority Champion Schools Project (A)	5.375	06-15-34	330,000	341,311
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.000	06-15-44	550,000	550,111
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.300	06-15-54	1,110,000	1,117,481
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (C)	4.000	08-01-54	500,000	418,036
Arkansas 0.8%				10,310,046
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	500,000	529,043
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (A)	7.375	07-01-48	2,500,000	2,691,316
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	511,698
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	262,713
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	528,370
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	529,200
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,255,000	1,314,822
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,300,584
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	1,000,000	1,031,042
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,091,203
Little Rock School District Construction Bonds, GO	3.000	02-01-28	520,000	520,055
California 5.2%				68,614,821
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,174,064
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	6,500,000	6,784,458
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	4,800,000	5,046,752
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	5,000,000	5,358,081
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,772,408
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	950,527
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	192,860
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	145,900
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	2,500,000	$2,553,363
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	8,450,000	7,765,492
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	104,016
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	121,451
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	592,239
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,500,000	1,449,055
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	695,000	682,257
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,516,966
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	2,984,159
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	260,040
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.500	06-15-39	600,000	616,949
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	600,000	615,789
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	500,000	494,526
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,000,228
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	508,430
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	507,459
California School Finance Authority John Adams Academies, Series A (A)	4.500	07-01-32	790,000	791,267
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,351,464
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-33	5,000,000	5,470,436
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-34	1,000,000	1,095,245
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,304,966
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	900,000	1,007,886
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	425,000	291,618
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	953,669
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	905,000	949,788
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,122,118
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,652,208
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	608,210
San Bernardino Community College District Election of 2002, Series D, GO (D)	3.200	08-01-33	1,900,000	1,475,245
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,590,000	2,343,232
Colorado 3.4%				45,657,014
Adams County School District No. 1 Certificates of Participation (C)	5.000	12-01-36	875,000	954,425
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Adams County School District No. 1 Certificates of Participation (C)	5.000	12-01-37	1,120,000	$1,202,629
Aerotropolis Regional Transportation Authority (A)	5.500	12-01-44	2,500,000	2,374,159
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	1,996,423
City of Boulder Water & Sewer Revenue	4.000	12-01-42	290,000	271,588
Colorado Bridge & Tunnel Enterprise Series A (C)	5.000	12-01-44	1,000,000	1,021,446
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,990,988
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,000,000	977,015
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	9,500,000	9,356,965
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	975,753
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-26	350,000	358,822
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-28	1,000,000	1,066,714
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-29	800,000	866,869
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.250	12-01-54	500,000	497,578
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	502,842
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,426,967
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,046,473
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,636,221
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,004,419
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	255,220
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	135,718
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	149,081
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	74,315
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	48,428
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	16,285
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	127,244
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	100,000	92,427
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	735,733	731,251
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	370,000	367,820
Hunters Overlook Metropolitan District No. 5, GO (C)	4.250	12-01-54	1,000,000	893,008
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	320,000	354,195
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,378,732
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	725,000	760,416
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	350,000	306,215
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	80,000	75,012
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	3,900,000	$4,140,388
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	2,925,000	2,496,557
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	5.000	12-01-39	600,000	619,650
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (D)	7.957	12-01-37	2,866,667	1,106,756
Connecticut 1.2%				15,483,960
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	571,969
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	425,000	439,469
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	155,197
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-44	225,000	229,193
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	670,000	622,326
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	1,500,000	1,407,785
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	347,134
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	3,500,000	3,506,189
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	3,600,000	3,676,107
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,039,390
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,034,402
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	897,099
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,557,700
Delaware 0.2%				2,498,954
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,567,254
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	1,000,000	931,700
District of Columbia 1.9%				25,468,012
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,101,803
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,591,089
District of Columbia Series A, GO	5.000	08-01-35	1,320,000	1,481,780
District of Columbia Union Market Project, Series A (A)	5.125	06-01-34	5,000,000	5,025,299
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	2,900,000	3,246,051
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	185,000	190,815
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	1,930,000	1,981,793
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	322,268
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-38	3,375,000	3,536,018
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	1,890,802
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.250	07-15-53	4,000,000	$4,100,294
Florida 10.0%				132,363,921
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	174,992
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,500,000	1,517,523
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-34	780,000	787,971
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	990,000	913,809
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,855,572
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,342,610
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,200,000	1,307,704
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,568,019
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,805,884
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,314,890
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,457,692
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	5,500,000	5,988,993
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,366,366
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,050,565
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,875,067
County of Miami-Dade Water & Sewer System Revenue	4.000	10-01-46	1,850,000	1,621,631
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	130,167
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	152,765
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	189,339
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	345,469
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,065,232
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	553,841
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	273,177
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,269,760
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,250,000	1,989,360
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,740,134
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	330,000	337,901
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	285,000	296,797
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	604,075
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	6,250,000	6,213,683
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	$1,025,823
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,057,391
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,738,347
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	5.250	08-01-29	1,000,000	1,038,522
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	6.125	07-01-32	1,000,000	1,010,555
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	828,360
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	422,620
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	468,146
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	480,121
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	505,934
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	535,149
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	4.500	06-01-33	4,035,000	3,819,329
Florida Higher Educational Facilities Financial Authority Nova Southeastern University Project	5.000	04-01-30	890,000	899,053
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,900,000	1,552,687
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	2,700,000	2,713,635
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	993,124
Florida State Board of Governors Series A (C)	4.250	10-01-48	1,245,000	1,125,129
Florida State Board of Governors Florida International University Dormitory Revenue Series A (C)	3.000	07-01-35	2,140,000	1,939,857
Greater Orlando Aviation Authority, AMT	5.000	10-01-38	5,510,000	5,751,636
Greater Orlando Aviation Authority, AMT	5.000	10-01-39	5,785,000	5,970,139
Halifax Hospital Medical Center Daytona Beach	5.250	06-01-54	1,500,000	1,487,381
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,714,186
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,591,976
Lee County Industrial Development Authority Shell Point Obligated Group	4.000	11-15-28	100,000	102,453
Lee County Industrial Development Authority Shell Point Obligated Group, Series C	5.000	11-15-44	3,445,000	3,321,490
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,262,071
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	250,000	254,245
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	256,058
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,670,090
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	108,991
North Miami Community Redevelopment Agency Series A	5.000	03-01-32	500,000	545,213
North Miami Community Redevelopment Agency Series A	5.000	03-01-33	1,500,000	1,636,758
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
North Miami Community Redevelopment Agency Series A	5.000	03-01-35	1,665,000	$1,799,865
North Miami Community Redevelopment Agency Series A	5.000	03-01-36	1,600,000	1,696,535
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	2,260,000	2,329,474
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,009,707
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,339,022
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,145,000	3,181,811
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	2,000,955
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,154,979
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	650,250
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	918,808
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	230,681
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,572,830
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,610,000	1,533,962
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(E)	5.875	01-01-33	1,665,000	915,750
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	632,336
Tampa Bay Water Series A	5.250	10-01-54	5,395,000	5,567,810
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	500,000	493,299
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	400,000	398,390
Georgia 3.5%				45,934,325
Athens Housing Authority University of Georgia Project	4.000	06-15-49	615,000	546,638
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	557,379
Athens-Clarke County Unified Government Development Authority University of Georgia West Precinct LLC	4.000	06-15-56	1,590,000	1,313,895
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	143,059
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	14,136
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,806,080
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,873,970
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,555,632
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	1,850,000	1,591,193
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,020,297
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,500,000	3,562,746
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	1,000,000	934,747
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (A)	5.000	04-01-37	1,500,000	1,508,036
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	4,800,000	$4,649,282
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,280,000	3,279,552
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,769,589
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	290,000	307,650
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	710,000	708,463
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,912,233
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	796,089
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	4,500,000	4,794,733
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,117,095
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,171,831
Hawaii 0.0%				610,551
County of Maui, GO	5.000	09-01-37	550,000	610,551
Illinois 8.8%				117,156,161
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)	5.000	12-01-31	325,000	357,006
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)	5.000	12-01-33	170,000	187,419
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,363,122
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,532,912
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,047,591
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,026,758
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,734,601
Chicago Board of Education Series B, GO (C)	4.000	12-01-41	1,800,000	1,526,489
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,040,897
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	535,784
Chicago Midway International Airport Series C, AMT	5.000	01-01-36	750,000	790,513
Chicago O’Hare International Airport Series A	4.000	01-01-38	1,505,000	1,462,074
Chicago O’Hare International Airport Series A, AMT	5.250	01-01-42	2,450,000	2,526,519
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,548,189
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,000,000	2,170,128
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,649,641
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,196,867
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,038,380
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-38	1,000,000	1,072,389
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-39	225,000	$239,030
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,083,401
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,068,520
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	1,057,717
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,046,736
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	1,019,472
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,119,614
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	540,000	598,604
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	815,497
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	535,000	601,288
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	685,000	772,464
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-42	585,000	595,705
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-43	550,000	556,903
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-44	410,000	413,698
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	360,000	360,576
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	732,481
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,050,000	1,020,335
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	4.500	08-01-33	1,155,000	1,179,541
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	365,879
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	242,526
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	614,388
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (A)	7.250	09-01-52	1,000,000	1,058,418
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	1,250,000	1,362,788
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-34	1,150,000	1,185,509
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-44	500,000	459,605
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	663,427
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,073,439
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,155,000	1,149,467
Illinois State Toll Highway Authority Series A	5.000	01-01-43	1,525,000	1,549,224
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia, GO	5.500	07-01-40	2,000,000	2,001,368
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,059,804
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	1,057,633
Northern Illinois University Series B (C)	5.000	04-01-28	110,000	115,231
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series A	4.000	01-01-39	550,000	$524,773
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,806,600
Sales Tax Securitization Corp. Series A (C)	5.000	01-01-37	1,000,000	1,039,551
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,321,934
Sales Tax Securitization Corp. Series C	5.000	01-01-37	1,000,000	1,043,396
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,400,207
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,472,466
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,598,804
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,255,820
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,370,414
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,539,338
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (C)	5.000	01-01-43	1,350,000	1,367,318
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,870,002
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,065,730
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,710,800
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,206,706
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,725,418
State of Illinois Series C, GO	4.000	10-01-43	4,390,000	3,727,331
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,829,758
State of Illinois Series E, GO (F)	5.000	09-01-44	4,800,000	4,762,886
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,059,171
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	625,000	533,585
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	4.000	12-01-42	200,000	179,070
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-40	270,000	278,201
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	5,790,000	5,514,206
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	2,000,000	1,895,759
Village of Northbrook, GO	5.000	12-01-37	1,230,000	1,338,917
Village of Northbrook, GO	5.000	12-01-38	1,395,000	1,502,472
Village of Westchester, GO (C)	5.000	12-15-35	800,000	874,711
Village of Westchester, GO (C)	5.000	12-15-43	500,000	507,922
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,785,328
Indiana 1.7%				22,923,803
City of Valparaiso Pratt Paper LLC Project, AMT (A)	4.875	01-01-44	500,000	473,409
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,956,358
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	$1,638,356
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,305,224
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	740,000	664,550
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,315,000	1,325,176
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,200,458
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	520,000	530,693
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	2,200,000	2,105,607
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,023,274
Indiana Finance Authority Polyflow Industry Project, AMT (A)(E)	7.000	03-01-39	1,165,000	58,250
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,079,308
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	500,000
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	823,353
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	839,752
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	355,681
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,187,439
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	331,860
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	640,545
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	279,505
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	308,143
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	224,445
Westfield-Washington Multi-School Building Corp. Series B (C)	5.250	07-15-40	1,000,000	1,072,417
Iowa 0.5%				6,386,173
City of Johnston Certificates of Participation, Series B, GO	3.000	06-01-38	25,000	21,377
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	536,605
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	558,122
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,204,008
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,177,024
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,034,266
Rock Valley Community School District, GO (C)	4.000	06-01-44	955,000	854,771
Kansas 0.5%				6,386,510
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	545,000	543,445
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,528,899
Kansas Development Finance Authority AdventHealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,322,235
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,050,000	991,931
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Kentucky 2.0%				$27,115,636
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,491,201
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	319,935
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	593,728
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	814,079
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,466,489
Kenton County Airport Board Series A, AMT	5.250	01-01-39	1,500,000	1,594,750
Kentucky Public Energy Authority Series A	5.250	06-01-55	4,800,000	5,110,682
Kentucky Public Energy Authority Series B	5.000	01-01-55	10,000,000	10,656,038
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,214,137
Louisville Water Company Water System Revenue	3.000	11-15-35	65,000	59,582
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	625,000	639,552
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,155,463
Louisiana 1.2%				16,550,994
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	3,500,000	3,320,393
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	4,682,855
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,085,000	4,903,789
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	990,590
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,494,076
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,159,291
Maine 0.1%				955,008
City of Lewiston, GO	5.000	03-15-32	860,000	955,008
Maryland 1.5%				19,855,558
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,010,299
County of Baltimore, GO	5.000	07-01-44	6,945,000	7,218,721
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	335,000	338,825
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,001,419
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,025,179
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	480,000	525,459
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	548,840
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	516,069
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,230,169
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	883,476
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,755,000	4,557,102
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 2.7%				$35,409,136
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	900,000	931,878
Commonwealth of Massachusetts Series E, GO	5.250	09-01-43	1,985,000	2,033,128
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	1,185,000	1,192,374
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,615,000	2,625,633
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-38	1,000,000	1,069,712
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-39	1,000,000	1,057,531
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-42	1,100,000	1,125,807
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-44	1,100,000	1,109,278
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-50	4,000,000	3,921,802
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	2,000,000	1,914,679
Massachusetts Development Finance Agency Brandeis University Issue, Series T-2	5.000	10-01-55	1,350,000	1,461,884
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	5.500	07-15-35	1,000,000	1,003,826
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,462,053
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (A)	5.250	12-01-30	1,400,000	1,402,525
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	850,000	851,812
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	865,000	868,491
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	747,286
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	1,001,116
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-37	2,000,000	2,015,428
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-32	570,000	583,363
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	3,000,000	3,005,354
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,102,120
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	75,040
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	402,211
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,018,195
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	400,000	426,610
Michigan 2.1%				27,887,232
City of Detroit, GO	5.000	04-01-26	660,000	667,015
City of Detroit, GO	5.000	04-01-30	800,000	861,089
City of Detroit, GO	5.500	04-01-32	295,000	320,883
City of Detroit, GO	5.500	04-01-33	470,000	508,220
City of Detroit, GO	5.500	04-01-34	325,000	349,433
City of Detroit, GO	5.500	04-01-39	1,290,000	1,345,429
City of Lansing Series B, GO (C)	4.000	06-01-39	2,250,000	2,158,776
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,185,000	1,300,886
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	$763,843
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	1,600,000	1,631,132
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,086,479
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,062,148
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	481,884
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	515,000	423,166
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,200,289
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	8,300,000	7,882,972
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,453,928
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	705,000	686,690
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	1,200,000	1,304,185
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-38	1,385,000	1,353,001
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-43	500,000	524,397
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-44	500,000	521,387
Minnesota 0.2%				2,018,052
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	220,204
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	596,691
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	404,176
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	195,000	186,447
Minnesota Housing Finance Agency Series A	2.950	02-01-46	701,476	610,534
Mississippi 0.6%				8,267,074
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	539,996
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	544,053
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	539,566
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	590,000	629,691
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	750,000	793,273
County of Warren International Paper Company Project	4.000	09-01-32	1,000,000	1,015,164
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,580,000	944,172
Mississippi Development Bank Magnolia Regional Health Center Project (A)	4.000	10-01-41	1,000,000	773,686
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	1,395,000	1,459,849
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,027,624
Missouri 1.6%				20,679,473
City of Kansas City Water Revenue Series A	3.500	12-01-37	2,790,000	2,564,399
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	$242,190
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,034,636
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	1,125,000	1,127,957
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,385,000	1,322,400
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,125,000	2,143,567
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	100,000	98,544
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,000,000	1,005,196
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	1,250,000	1,334,309
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	955,000	1,053,890
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,248,207
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	808,259
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,118,330
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	561,261
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	807,540
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (A)	5.000	09-01-38	1,720,000	1,657,027
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	5.000	10-01-33	1,000,000	991,749
Waynesville R-VI School District Certificates of Participation	5.000	04-15-34	370,000	410,853
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	550,000	594,082
Waynesville R-VI School District Certificates of Participation	5.000	04-15-37	520,000	555,077
Montana 0.3%				3,447,123
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,064,976
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	382,147
Nebraska 0.9%				11,887,182
Central Plains Energy Project Subseries A-1	5.000	08-01-55	4,250,000	4,536,122
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	850,000	856,451
Omaha Airport Authority Airport Facilities, AMT (C)	5.250	12-15-43	1,275,000	1,313,829
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,180,780
Nevada 0.9%				11,771,773
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,018,919
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	755,924
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,440,598
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	2,905,000	2,862,554
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Nevada (continued)
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	4,250,000	$3,905,745
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	1,900,000	1,788,033
New Hampshire 1.0%				13,106,577
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(D)	6.897	12-15-32	2,350,000	1,434,825
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	3,209,000	3,240,428
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	1,500,000	1,200,626
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	2,550,000	2,554,764
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	862,162
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	249,317
New Hampshire Health & Education Facilities Authority Catholic Medical Center	5.000	07-01-37	50,000	52,242
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,512,213
New Jersey 2.3%				30,817,080
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-40	750,000	784,095
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-41	500,000	517,172
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-40	840,000	878,186
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-41	860,000	889,537
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	3,400,000	3,481,201
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,265,000	2,403,632
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	955,000	1,056,646
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,093,773
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,070,781
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	4,900,000	5,537,888
New Jersey Health Care Facilities Financing Authority Princeton Healthcare System, Series A	5.000	07-01-39	2,000,000	2,012,053
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,145,000	2,146,222
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,315,000	1,251,096
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	553,232
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,833,579
New Jersey Transportation Trust Fund Authority Series C (C)(D)	3.320	12-15-31	750,000	608,906
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,121,346
State of New Jersey, GO	2.000	06-01-29	1,550,000	1,492,193
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,170,000	2,085,542
New Mexico 0.1%				1,018,503
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,018,503
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York 4.8%				$63,420,319
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	616,114
Build NYC Resource Corp. Bay Ridge Preparatory School Project (A)	5.000	09-01-39	1,105,000	1,061,789
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	956,692
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	1,872,280
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	250,000	209,273
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	180,000	135,680
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-42	900,000	931,725
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-43	1,000,000	1,028,370
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,090,000	1,073,321
City of New York Series F-1, GO	5.000	03-01-50	1,390,000	1,388,437
City of Yonkers Series F, GO (C)	5.000	11-15-28	205,000	222,166
City of Yonkers Series F, GO (C)	5.000	11-15-30	80,000	89,665
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	339,337
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	284,859
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	459,534
City of Yonkers Series G, GO (C)	5.000	11-15-31	10,000	11,311
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,000,000	1,807,146
Dutchess County Local Development Corp. Nuvance Health Issue, Series B	4.000	07-01-44	1,000,000	863,606
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	1,735,000	1,511,687
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	512,902
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	357,694
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	4.000	03-01-45	950,000	849,097
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	5.000	03-01-28	350,000	370,537
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	1,700,000	1,945,730
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,801,940
New York City Municipal Water Finance Authority Subseries DD-3	4.000	06-15-41	1,050,000	979,640
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	1,000,000	1,109,625
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	476,030
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	2,960,000	2,863,256
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	2,500,000	2,501,939
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,273,068
New York State Dormitory Authority Series C (C)	5.000	10-01-31	1,195,000	1,348,478
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Series C (C)	5.000	10-01-32	1,255,000	$1,426,918
New York State Dormitory Authority Series C (C)	5.000	10-01-35	1,405,000	1,569,207
New York State Dormitory Authority Series C (C)	5.000	10-01-36	1,335,000	1,469,092
New York State Dormitory Authority Series D	4.000	02-15-39	2,440,000	2,373,215
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	354,091
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-38	2,075,000	2,188,274
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	500,678
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,920,495
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	40,000	39,487
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,866,976
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,105,123
Onondaga Civic Development Corp. Crouse Health Hospital, Inc.	5.375	08-01-54	995,000	787,721
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-39	1,000,000	1,088,789
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	1,000,000	1,078,387
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	900,000	959,692
Onondaga Civic Development Corp. Syracuse University Project	5.250	12-01-42	1,000,000	1,074,074
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,004,711
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	1,350,000	1,389,570
Riverhead Industrial Development Agency Riverhead Charter School Project	4.000	08-01-30	1,170,000	1,188,396
Riverhead Industrial Development Agency Riverhead Charter School Project	4.500	08-01-35	970,000	977,252
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	113,301
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	500,011
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	375,000	326,692
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,489,354
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,375,885
North Carolina 0.5%				5,980,801
City of Charlotte Series B, GO	5.000	07-01-36	1,545,000	1,713,219
City of Charlotte Airport Revenue Series A	4.000	07-01-51	5,000	4,334
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.000	07-01-35	900,000	957,020
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	980,000	1,018,271
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-31	20,000	21,680
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,260,000	1,190,992
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	$410,104
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	115,000	115,102
State of North Carolina Series C	3.000	05-01-28	550,000	550,079
North Dakota 0.2%				3,193,693
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,626,898
City of Bismarck Series T, GO	3.000	05-01-35	315,000	297,171
City of Bismarck Series T, GO	3.000	05-01-36	330,000	305,719
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	697,819
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	265,000	266,086
Ohio 1.5%				19,760,701
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,014,623
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	905,000	721,447
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	495,000	486,355
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	722,826
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	519,671
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	509,055
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	3,970,000	3,914,603
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	492,205
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	1,079,024
County of Montgomery Solvita Project	5.000	09-01-39	1,050,000	1,088,069
County of Montgomery Solvita Project	5.250	09-01-40	360,000	376,055
County of Montgomery Solvita Project	5.250	09-01-42	360,000	369,878
County of Montgomery Solvita Project	5.250	09-01-43	400,000	408,985
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	480,422
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	3,550,000	3,557,281
Northeast Ohio Regional Sewer District	3.000	11-15-34	2,070,000	1,927,030
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,018,546
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,074,626
Oklahoma 1.0%				13,531,333
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	862,518
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,081,115
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,839,441
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	$2,160,915
Oklahoma Turnpike Authority Series B (F)	5.000	01-01-37	1,000,000	1,112,781
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	520,872
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,005,000	834,250
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,002,627
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	490,000	466,702
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-35	2,400,000	2,650,112
Oregon 0.8%				10,026,584
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-49	1,035,000	991,848
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,215,000	1,163,347
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	4.625	06-15-35	265,000	264,330
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.500	06-15-45	475,000	457,871
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-27	305,000	314,135
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-29	335,000	350,928
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-31	350,000	366,002
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-32	365,000	379,010
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-33	405,000	418,249
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-34	325,000	331,877
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-35	450,000	453,237
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,690,000	1,676,763
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	190,000	167,239
Salem-Keizer School District No. 24J, GO (D)	3.137	06-15-29	1,105,000	981,292
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	30,000	31,358
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	195,437
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	993,077
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	505,000	490,584
Pennsylvania 4.8%				63,138,504
Allegheny County Airport Authority Pittsburgh International Airport, AMT (C)	5.250	01-01-44	4,250,000	4,340,417
Allegheny County Airport Authority Pittsburgh International Airport, AMT (C)	5.250	01-01-45	3,995,000	4,065,635
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	2,100,000	2,131,238
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	703,202
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	2,855,000	2,927,140
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	518,000	$463,565
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,500,000	3,093,018
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,119,617
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,013,722
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,220,000	1,044,587
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,189,345
City of Philadelphia Series A, GO	5.000	08-01-39	850,000	908,785
City of Philadelphia Series A, GO	5.250	08-01-43	1,250,000	1,319,442
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	440,000	375,000
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	544,688
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	208,053
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,050,000	1,084,845
Doylestown Hospital Authority (A)	5.375	07-01-39	1,500,000	1,585,342
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	665,000	643,860
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,410,000	1,313,102
Lancaster County Hospital Authority Landis Homes Retirement Community Project, Series A	5.000	07-01-45	300,000	272,721
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,666,339
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,095,575
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	665,789
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,312,108
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	450,000	452,383
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,000,000	1,006,698
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	5.000	07-01-38	2,500,000	2,552,822
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	1,855,000	1,910,545
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-2 (C)	4.375	11-01-54	930,000	817,782
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	994,756
Pennsylvania Turnpike Commission Series A-2	5.000	12-01-43	1,075,000	1,087,429
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	276,151
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	279,969
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	282,767
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	283,737
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	279,875
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	$1,265,869
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	673,751
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,196,423
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	177,077
Philadelphia Authority For Industrial Development Holy Family University Project	5.125	09-01-45	810,000	777,245
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,530,000	1,574,238
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (C)	5.000	02-01-34	1,895,000	2,076,363
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	1,530,000	1,612,652
Swarthmore Borough Authority Swarthmore College, Series A-2	5.000	09-15-55	4,900,000	5,472,837
Puerto Rico 1.1%				14,987,605
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.560	11-01-43	8,982,646	5,636,610
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	3.776	07-01-31	2,989,000	2,400,444
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,999,872
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.739	07-01-51	1,400,000	324,329
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	1,736,000	1,606,269
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,264,000	3,020,081
Rhode Island 0.3%				3,888,153
Providence Public Building Authority Capital Improvement Program, Series A (C)	5.250	09-15-43	1,000,000	1,038,909
Rhode Island Health and Educational Building Corp. Town of Coventry Issue, Series E (C)	5.000	05-15-40	350,000	362,435
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	95,000	90,387
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	85,000	78,613
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,131,669
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,230,000	1,186,140
South Carolina 1.9%				25,357,633
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,250,000	1,273,661
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	680,000	694,770
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	750,000	690,512
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	1,173,579
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,196,165
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,047,578
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	821,735
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	978,054
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	1,100,000	$1,077,223
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.625	09-01-50	1,125,000	1,092,253
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	1,555,000	1,577,291
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,972,303
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	125,887
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-40	2,500,000	2,651,254
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-34	1,350,000	1,393,190
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	2,500,000	2,271,434
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,587,453
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	297,876
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	247,833
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	637,582
Tennessee 1.8%				24,207,328
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (C)	5.000	12-01-34	500,000	551,026
City of Knoxville, GO	3.000	05-01-35	1,200,000	1,130,794
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	496,909
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	492,212
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	1,800,000	1,949,127
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	765,000	841,646
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,612,558
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,078,974
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,095,288
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,014,620
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-45	3,635,000	3,264,596
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,748,340
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,750,996
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	947,227
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	994,391
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	4,000,000	4,238,624
Texas 8.6%				114,462,180
Alief Independent School District, GO	4.000	02-15-42	1,000,000	931,625
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	$117,557
Arlington Higher Education Finance Corp. Leadership Prep School	4.250	06-15-59	1,000,000	868,974
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	159,876
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	140,998
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	110,053
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	133,345
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	132,551
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,012,535
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	1,781,000	445,250
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	271,448
City of Arlington Water & Wastewater System Revenue	3.000	06-01-35	370,000	346,813
City of Denton, GO	5.000	02-15-43	1,425,000	1,428,778
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,554,850
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	896,392
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	7,750,000	8,162,159
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	1,250,000	1,309,899
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	2,500,000	2,609,161
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,491,144
City of Pearland Series C, GO	5.000	09-01-44	850,000	866,258
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	3,800,000	3,838,906
City of San Antonio, GO	3.000	08-01-35	1,350,000	1,231,738
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,411,971
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	709,081
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	942,920
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,514,868
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,395,000	3,726,184
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	102,180
El Paso County Hospital District, GO (C)	5.000	02-15-40	1,150,000	1,207,284
El Paso County Hospital District, GO (C)	5.250	02-15-43	2,000,000	2,081,150
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	420,000	354,235
Gulf Coast Authority Series B	5.000	10-01-32	450,000	505,339
Gulf Coast Authority Series B	5.000	10-01-33	520,000	584,102
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,032,810
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-32	1,700,000	$1,622,580
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-34	1,950,000	1,799,454
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-36	1,945,000	1,699,121
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-38	1,940,000	1,601,519
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-35	1,000,000	926,435
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-37	1,115,000	981,682
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-32	1,000,000	981,455
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-34	1,000,000	955,887
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-33	1,490,000	1,410,064
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-35	1,375,000	1,254,850
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-33	930,000	880,107
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-35	1,130,000	1,031,259
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	618,362
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	740,000	761,546
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	750,632
Harrisburg Redevelopment Authority (C)	5.000	09-01-31	300,000	327,561
Harrisburg Redevelopment Authority (C)	5.000	09-01-32	250,000	273,702
Harrisburg Redevelopment Authority (C)	5.000	09-01-33	300,000	329,150
Harrisburg Redevelopment Authority (C)	5.000	09-01-36	550,000	590,745
Highway 380 Municipal Management District No. 1, GO (C)	3.000	05-01-37	1,105,000	959,322
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	170,000	164,959
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	989,931
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.250	05-15-48	1,000,000	1,022,588
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,454
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	1,750,000	1,756,136
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	5,000,000	5,066,624
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	1,730,000	1,729,912
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	120,000	127,434
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	100,000	105,616
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	725,000	757,538
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	25,000	26,402
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,074,106
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	760,000	766,305
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,063,435
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	1,750,000	1,820,491
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	750,000	670,236
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	2,200,000	1,498,526
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	2,200,000	1,964,569
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.000	01-01-39	750,000	704,099
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	2,000,000	2,011,800
Prosper Independent School District, GO	4.000	02-15-52	25,000	21,402
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	27

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	$1,466,035
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	582,939
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,261,602
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,500,000	3,380,863
Texas A&M University Series A	3.000	05-15-39	2,395,000	2,039,886
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	900,000	762,320
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,659,611
Texas Water Development Board Series A	4.000	10-15-43	900,000	826,789
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,044,426
Texas Water Development Board State Water Implementation Fund	3.000	10-15-34	1,575,000	1,488,460
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	507,298
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	986,521
Utah 0.9%				11,365,756
Alpine School District Series B, GO	3.000	03-15-34	1,710,000	1,632,409
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,076,744
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,025,215
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	1,700,000	1,836,940
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	883,121
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,133,989
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	404,419
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,180,545
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	240,376
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	106,669
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	108,800
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	110,491
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	111,597
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	30,000	33,730
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	480,711
Vermont 0.2%				2,376,870
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	491,604
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	568,035
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	1,350,000	1,317,231
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.6%				$8,380,839
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	3,495,000	3,586,819
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,794,020
Virginia 2.1%				28,020,914
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,088,245
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	985,394
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,093,602
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,777,626
County of Arlington, GO	5.000	06-15-36	2,400,000	2,629,731
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,543,320
Loudoun County Economic Development Authority Loudoun County Public Facilities Project, Series A	3.000	12-01-36	3,300,000	2,926,526
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,017,305
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,004,648
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,635,532
Virginia College Building Authority Higher Education Financing, Series C	3.000	09-01-34	20,000	18,798
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	2,903,957
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	660,596
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	129,211
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	762,098
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,936,633
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	45,000	40,870
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group	4.000	12-01-41	1,000,000	890,210
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	976,612
Washington 2.0%				26,292,703
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	705,000	704,074
County of King Sewer Revenue	5.000	07-01-49	1,950,000	1,951,660
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,026,993
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)	5.000	12-01-32	200,000	222,734
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	9,400,000	10,272,324
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,586,074
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	317,120
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	346,156
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	503,906
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	154,457
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	29

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	$204,642
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,085,577
State of Washington Series B, GO	5.000	06-01-47	1,600,000	1,628,609
Three Rivers Regional Wastewater Authority (C)	4.000	09-01-43	900,000	820,864
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	1,000,000	1,000,612
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	934,955	882,217
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (A)	4.500	07-01-30	2,535,000	2,535,256
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.125	07-01-53	1,000,000	1,049,428
West Virginia 0.8%				11,173,928
County of Ohio The Highlands Project	5.000	06-01-33	400,000	420,478
County of Ohio The Highlands Project	5.250	06-01-44	750,000	728,216
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	750,000
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	1,150,000	1,130,730
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	3,000,000	3,011,165
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,157,246
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,004,641
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	971,452
Wisconsin 3.1%				41,289,217
County of Milwaukee Series B, GO	0.050	08-01-38	485,000	262,491
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	373,272
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	476,933
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	466,279
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	207,058
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,390,000	2,250,178
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	445,000	408,838
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	50,000	50,192
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	300,000	314,403
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	900,000	936,465
Public Finance Authority CHF Manoa LLC, Series A (A)	5.250	07-01-38	1,000,000	1,004,394
Public Finance Authority CHF Manoa LLC, Series A (A)	5.500	07-01-43	1,000,000	973,566
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,538,641
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	3,000,000	2,959,121
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	5.750	12-31-65	5,950,000	$5,812,720
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	200,000	211,209
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-30	400,000	433,073
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-33	350,000	380,918
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	100,000	107,426
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,405,085
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.000	05-15-29	2,000,000	2,029,573
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-42	2,610,000	2,490,768
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (A)	4.000	07-15-34	1,000,000	959,338
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	500,000	384,619
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	750,000	613,607
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	400,000	297,603
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	980,000	959,136
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,963,670
Sparta Area School District Promissory Notes, GO (C)	3.000	03-01-37	975,000	845,332
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	847,908
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	984,416
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	475,000	491,334
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.375	07-01-45	1,030,000	1,047,925
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	155,942
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	580,000	347,359
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	860,164
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,188,084
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,157
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	800,000	800,020
Wyoming 0.3%				4,330,297

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,970,000	4,330,297
Corporate bonds 0.2%				$3,293,506
(Cost $3,551,868)
Materials 0.2%				3,293,506
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	3,850,000	3,293,506

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	31

	Shares	Value
Closed-end funds 0.2%		$2,987,153
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	726,000
BlackRock MuniYield Fund, Inc.	125,000	1,257,500
PIMCO Municipal Income Fund II	138,054	1,003,653

	Yield (%)	Shares	Value
Short-term investments 0.9%			$11,190,125
(Cost $11,190,068)
Short-term funds 0.9%
John Hancock Collateral Trust (G)	4.1996(H)	1,118,666	11,190,125
Total investments (Cost $1,319,142,990) 99.3%			$1,316,056,516
Other assets and liabilities, net 0.7%			9,576,220
Total net assets 100.0%			$1,325,632,736

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,846,269 or 11.4% of the fund’s net assets as of 8-31-25.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.3
Build America Mutual Assurance Company	4.7
National Public Finance Guarantee Corp.	0.1
California Mortgage Insurance	0.1
TOTAL	11.2
The fund had the following portfolio composition as a percentage of net assets on 8-31-25:
General obligation bonds	14.8%
Revenue bonds	83.2%
Other revenue	21.5%
Health care	18.9%
Education	10.5%
Airport	9.6%
Development	8.9%
Utilities	3.8%
Transportation	3.4%
Water and sewer	2.7%
Housing	2.1%
Pollution	1.1%
Tobacco	0.5%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.2%
Short-term investments and other	1.6%
TOTAL	100.0%
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$1,298,585,732	—	$1,298,585,732	—
Corporate bonds	3,293,506	—	3,293,506	—
Closed-end funds	2,987,153	$2,987,153	—	—
Short-term investments	11,190,125	11,190,125	—	—
Total investments in securities	$1,316,056,516	$14,177,278	$1,301,879,238	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,118,666	$7,238,898	$44,182,016	$(40,231,406)	$660	$(43)	$33,243	—	$11,190,125
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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